Stock-Based Compensation (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 18, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 15, 2021 USD ($)
Stock-Based Compensation (Textual)
Exchange ratio		0.4047		0.4047
Weighted-average grant-date fair value | $ / shares					$ 3.64
Options to purchase common stock | shares		175,353
Stock-based compensation expense	$ 7,400	$ 7,400,000		$ 17,900	$ 1,100
Weighted-average period					1 year 2 months 12 days
Description of options extended				The Company modified two option grants such that the period to exercise the options was extended from July 2020 to January 2021.
Incremental stock compensation expense				$ 800
Percentage of award stock units	1.35%
Selling, general and administrative expense				$ 10,700
Outstanding shares, percentage				3.00%
Cash payment of accrued liability				$ 4,200
Remitances of withholding taxes				11,900
Unrecognized compensation cost				$ 22,600
Remaining weighted-average vesting period				1 year 7 months 6 days
Stock options exercised				$ 0	$ 100
Intrinsic value of the options exercised				$ 38,400	100
Intrinsic value of the outstanding options		$ 4,900,000	$ 7,400,000		$ 7,400
Option expire term		10 years
Option to purchase shares | shares		922,221
Over weighted average period		1 year 146 days
Option expense		$ 0	$ 100,000
Recognized over weighted average period		1 year 36 days	2 years 292 days
Award expense		$ 1,300,000	$ 0
Granted shares | shares					1,276,490
Unrecognized compensation expense cost			$ 30,500,000
Intrinsic value		$ 100,000	100,000
Chief Executive Officer [Member]
Stock-Based Compensation (Textual)
Recognized over weighted average period		3 years 6 months
Stock-based compensation liabilities			5,900,000			$ 1,700,000
Equity related expense			11,400,000
Grant date fair value		$ 2,700,000
Selling, General and Administrative Expenses [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expense		$ 6,000,000	$ 100,000
2014 Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Equity incentive plan, description			The total number of shares of Class A common stock reserved for awards under the 2020 Plan initially equaled 11% of the fully diluted capitalization of the Company as of the closing of the Merger Transaction, or 9,707,040 shares of Class A common stock.
Equity Incentive Plan One [Member]
Stock-Based Compensation (Textual)
Equity incentive plan, description			(i) 5% of the outstanding shares on the last day of the immediately preceding fiscal year and (ii) such number of shares as determined by the Board. On January 1, 2021, an additional 3,838,275 shares were automatically made available for issuance under the 2020 Plan, which represented 5% of the number of shares of Class A common stock outstanding on December 31, 2020, resulting in a total of 13,545,315 shares reserved for awards under the 2020 Plan.
Granted number of shares | shares		7,556,300
Employee Stock Purchase Plan [Member]
Stock-Based Compensation (Textual)
Equity incentive plan, description		Under the ESPP, eligible employees and eligible service providers of the Company or an affiliate will be granted rights to purchase shares of Class A common stock at a discount of 15% to the lesser of the fair value of the shares on the offering date and the applicable purchase date. The total number of shares of Class A common stock reserved for issuance under the ESPP initially equaled 2% of the fully diluted capitalization of the Company as of the closing of the Merger Transaction, or 1,764,916 shares. In accordance with the automatic share increase provision in the ESPP, the total number of shares of Class A common stock reserved for issuance will be automatically increased on the first day of each fiscal year, beginning with the 2021 fiscal year and ending on the first day of 2031 fiscal year, in an amount equal to lesser of (i) 1% of the total number of shares of Class A common stock outstanding on the last day of the calendar month prior to the date of such automatic increase and (ii) such number of shares as determined by the Board. No shares were added on January 1, 2021. In March 2021, the Board approved of the amendment and restatement of the ESPP to, among other things, implement an additional limitation of 1,000,000 shares of Class A common stock to the ESPP’s automatic share increase provision. The amendment and restatement of the ESPP is subject to the approval of the Company’s stockholders at the annual meeting to be held on June 3, 2021.
Minimum [Member]
Stock-Based Compensation (Textual)
Recognized over weighted average period			3 years
Maximum [Member]
Stock-Based Compensation (Textual)
Recognized over weighted average period			5 years
Monte Carlo [Member]
Stock-Based Compensation (Textual)
Weighted-average grant-date fair value | $ / shares				$ 2,700
Stock-based compensation expense				$ 800
Sponsor [Member]
Stock-Based Compensation (Textual)
Percentage of award stock units				15.00%
2020 Plan [Member]
Stock-Based Compensation (Textual)
Description of common stock and future grants				Total number of shares of Common Stock reserved for awards under the 2020 Plan initially equaled 11% of the fully diluted capitalization of the Company as of the closing of the Merger Transaction, or 9,672,709 shares of Class A common stock. The maximum number of Class A common shares available for future grants under the 2020 Plan is 9,672,709 as of December 31, 2020. There were no grants under the 2020 Plan in 2020.
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Textual)
Granted shares | shares			3,404,541
Granted number of shares | shares		4,465,861
Class A Common Stock [Member]
Stock-Based Compensation (Textual)
Options to purchase common stock | shares		13,753,387		10,600,347	922,221
Repurchase of stock value				$ 11,900
Option expense		$ 5,100,000